Research and development expenses	6 Months Ended
Jun. 30, 2026
Research and development expenses
Research and development expenses	Research and development expenses

	Six Months Ended
	June 30,
(in millions of $)	2026	20251)
External research and development expenses	616	416
Personnel expenses	224	168
Digital technology expenses	45	26
Materials and consumables	5	4
Depreciation and amortization	8	5
Other expenses	31	22
Total research and development expenses	929	642

1)Comparative figures have been presented to be consistent with the one adopted in the current year.